Financial instruments - Fair values and risk management (Tables)	12 Months Ended
Dec. 31, 2023
Financial instruments and risk management
Schedule of carrying amounts and fair values of financial assets and financial liabilities

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including the levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

December 31, 2023

	Carrying amount			Fair value
Financial assets	Amortized cost	Assets / liabilities measured at FVTPL	Total	Level 2
Derivatives	-	9,620	9,620	9,620
Cash and cash equivalents	211,638	-	211,638	-
Financial investments	3,164	-	3,164	-
Trade receivables	471,951	-	471,951	-
Contract assets	147,620	-	147,620	-
Other assets	28,099	-	28,099	-
	862,472	9,620	872,092	9,620
Financial liabilities
Suppliers and other payables	(21,690)	-	(21,690)	-
Loans and borrowings	(727,463)	-	(727,463)	-
Lease liabilities	(44,899)	-	(44,899)	-
Accounts payable for business acquired	(136,054)	-	(136,054)	-
Contract liabilities	(48,079)	-	(48,079)	-
Other liabilities	(35,097)	-	(35,097)	-
	(1,013,282)	-	(1,013,282)	-

December 31, 2022 restated

	Carrying amount			Fair value
Financial assets	Amortized cost	Assets / liabilities measured at FVTPL	Total	Level 2
Derivatives	-	11,194	11,194	11,194
Cash and cash equivalents	185,727	-	185,727	-
Financial investments	96,299	-	96,299	-
Trade receivables	501,671	-	501,671	-
Contract assets	217,250	-	217,250	-
Other assets	41,923	-	41,923	-
	1,042,870	11,194	1,054,064	11,194
Financial liabilities
Derivatives	-	(4,109)	(4,109)	(4,109)
Suppliers and other payables	(33,376)	-	(33,376)	-
Loans and borrowings	(989,763)	-	(989,763)	-
Lease liabilities	(62,808)	-	(62,808)	-
Accounts payable for business acquired	(210,045)	-	(210,045)	-
Contract liabilities	(32,136)	-	(32,136)	-
Other liabilities	(51,031)	-	(51,031)	-
	(1,379,159)	(4,109)	(1,383,268)	(4,109)

Schedule of foreign currency risk
	December, 2023			December, 2022
	US$	£	Other currencies	US$	£	Other currencies
Financial investments	2,695	469	-	96,299	-	-
Suppliers and other payables	(3,987)	(793)	(1,700)	(4,229)	(2,264)	(2,078)
Trade receivables	245,763	65,196	11,100	304,617	51,152	12,306
Loans and borrowings	(110,648)	-	-	(239,044)	-	-
Lease liabilities	(20,880)	(1,085)	(1,796)	(29,147)	(1,009)	(2,493)
Accounts payable for business acquired	(74,499)	(20,051)	-	(81,955)	(83,768)	-
Restricted cash - escrow account	-	20,021	-	-	20,209	-
Derivatives	2,728	-	-	(4,109)	-	-
Net exposure	41,172	63,757	7,604	42,432	(15,680)	7,735

Schedule of cash flow hedge

The schedule of cash flow hedge involving the Company´s future revenues as of December 31, 2023 is set below:

					Present value of hedging instrument notional value on December 31, 2023
Hedging instrument	Hedged transaction	Nature of the risk	Maturity date	US$	R$
Foreign exchange gains and losses on proportion of non-derivative financial instruments cash flows	Foreign exchange gains and losses of highly probable future monthly revenues	Foreign Currency - Real vs U.S. Dollar Spot Rate
Export Credit Note (NCE)			2024 to 2026	22,500	108,929
Total amounts designated as of December 31, 2023				22,500	108,929

Schedule of reconciliation of exports designated at fair value through other comprehensive income

The movement of exchange variation accumulated in other comprehensive income as of December 31, 2023, resulting from completed and expected revenues are set out below:

Exchange variation
Balance as of January 1, 2022	-
Recognized in other comprehensive income – future revenues denominated in U.S. dollar	(23,855)
Reclassified to the statements of profit or loss - revenues denominated in U.S. dollar	8,323
Balance as of December 31, 2022	(15,532)
Recognized in other comprehensive income–future revenues denominated in U.S. dollar	11,591
Reclassified to the statements of profit or loss - revenues denominated in U.S. dollar	4,055
Reclassified to the statements of profit or loss - ineffective portion	(2,443)
Balance as of December 31, 2023	(2,329)

Schedule of sensitivity analysis of non-derivative financial instruments
	December 31, 2023		December 31, 2022
	CDI	SOFR	CDI	SOFR	Libor
Short-term financial investments	147,948	-	58,464	-	-
Loans and borrowings	(236,058)	(406,786)	(298,443)	(341,170)	(142,658)
Accounts payable for business acquired	(40,529)	-	(43,348)	-	-
Derivatives (interest rate swap)	-	110,648	-	-	142,658
Net exposure	(128,639)	(296,138)	(283,327)	(341,170)	-

Schedule of maximum credit risk exposure

The carrying amount of financial assets represents the maximum credit exposure. The maximum credit risk exposure on the date of the financial statements is:

	December 31, 2023	December 31, 2022
Hedge financial instruments – SWAP	9,620	11,194
Cash and cash equivalents	211,638	185,727
Financial investments	3,164	96,299
Trade receivables	471,951	501,671
Contract assets	147,620	217,250
Other receivables (current and non-current)	28,099	41,923
	872,092	1,054,064

Schedule of exposure to credit risk for trade receivables, contract assets and other receivables by geographic region

As of 31 December 2023, the exposure to credit risk for trade receivables, contract assets and other receivables by geographic region was as follows:

	December 31, 2023	December 31, 2022
North America	293,195	426,166
Europe	91,471	73,460
Latin America	249,959	246,270
Asia Pacific	13,045	14,948
Total	647,670	760,844

Schedule of remaining contractual maturities of financial liabilities

The following table shows the remaining contractual maturities of financial liabilities on the reporting date. The amounts are gross and undiscounted, including contractual interest payments and excluding the impact of netting agreements:

	December 31, 2023
	Carrying amount	Cash contractual cash flow	6 months or less	6-12 months	1-2 years	2-5 Years
Non-derivative financial liabilities
Suppliers and other payables	21,690	21,690	21,690	-	-	-
Loans and borrowings	727,463	911,313	57,697	113,549	453,672	286,395
Lease liabilities	44,899	50,749	13,047	8,907	13,361	15,434
Accounts payable for business acquired	136,054	148,335	3,866	86,013	35,108	23,348
Contract liabilities	48,079	48,079	48,079	-	-	-
Other liabilities (current and non-current)	35,097	35,097	35,097	-	-	-
	1,013,282	1,215,263	179,476	208,469	502,141	325,177

	December 31, 2022
	Carrying amount	Cash contractual cash flow	6 months or less	6- 12 months	1-2 years	2-5 Years
Non-derivative financial liabilities
Suppliers and other payables	33,376	33,376	33,376	-	-	-
Loans and borrowings	989,763	1,176,743	146,564	107,207	273,298	649,674
Lease liabilities	62,808	70,837	13,903	11,480	17,981	27,473
Accounts payable for business acquired	210,045	234,643	69,984	7,484	95,858	61,317
Contract liabilities	32,136	32,136	32,136	-	-	-
Other liabilities (current and non-current)	51,031	51,031	51,031	-	-	-
Derivatives	4,109	4,109	4,109	-	-	-
	1,383,268	1,602,875	351,103	126,171	387,137	738,464

Disclosure of financial instruments by type of interest rate [text block]

The interest rate profile of the Group’s interest-bearing financial instruments, as reported to the Group’s Management, is as follows:

	December 31, 2023
Maturity	Notional (US$)	Notional in R$	Floating rate receivable	Fixed rate payable	Fair value
07/16/2026	22,500	108,929	SOFR Overnight	3.07%	6,892
07/07/2026	-	78,571	CDI	Foreign Exchange + 4.90%	2,728
					9,620

	December 31, 2022
Maturity	Notional (US$)	Notional in R$	Floating rate receivable	Fixed rate payable	Fair value
07/16/2026	30,000	152,100	3-months LIBOR	3.07%	11,194
07/07/2026	-	100,000	CDI	Foreign Exchange + 4.90%	(4,109)
					7,085

Foreign currency risk
Financial instruments and risk management
Schedule of sensitivity analysis of non-derivative financial instruments
	Net effect - Profit or loss
	Reasonably Possible Scenario	Adverse Scenario
	US$ 2% / £ 4%	25%
December 31, 2023
US$	823	10,293
	£2,550	15,940

	Net effect - Profit or loss
	Reasonably Possible Scenario	Adverse Scenario
	US$ 4% / £ 2%	25%
December 31, 2022
US$	1,697	10,608
	£(314)	(3,920)

Interest rate risk [member]
Financial instruments and risk management
Schedule of sensitivity analysis of non-derivative financial instruments
	Net effect - Profit or loss
	Reasonably Possible Scenario	Adverse Scenario
	CDI 154 bp / SOFR 60 bp	CDI 291 bp / SOFR 60 bp

December 31, 2023
Variable-rate instruments CDI	(1,981)	(3,743)
Variable-rate instruments SOFR	(2,441)	2,441
Interest rate swaps SOFR	664	(664)
Cash flow sensitivity (net)	(3,758)	(1,967)

December 31, 2022
Variable-rate instruments CDI	(4,363)	(9,661)
Variable-rate instruments SOFR	(2,047)	2,047
Cash flow sensitivity (net)	(6,410)	(7,614)